Trade and Other Receivables - Schedule of Trade and Other Receivables (Detail) - GBP (£) £ in Millions		Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Non-current
Other assets	[1]	£ 317	£ 360	£ 218
Current
Trade receivables		1,741	1,774	1,803
Prepayments		1,103	733	702
Accrued income		777	955	1,072
Other receivables		393	373	401
Trade and other receivable current		£ 4,014	£ 3,835	£ 3,978

[1]	Other assets includes costs relating to the initial set-up, transition or transformation phase of long-term networked IT services contracts of £145m (2016/17: £163m, 2015/16: £111m), and prepayments and leasing debtors of £172m (2016/17: £197m, 2015/16: £107m).